Capital structure and financial items - Cash and cash equivalents, financial resources and free cash flow - Cash and cash equivalents and financial resources (Details)	12 Months Ended
	Dec. 31, 2020 DKK (kr)	Dec. 31, 2019 DKK (kr)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 DKK (kr)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 DKK (kr)
Cash and cash equivalents
Cash at bank	kr 12,757,000,000	kr 15,475,000,000			kr 15,638,000,000
Current debt (bank overdrafts)	(531,000,000)	(64,000,000)			(9,000,000)
Cash and cash equivalents	12,226,000,000	15,411,000,000			15,629,000,000		kr 17,158,000,000
Financial reserves
Cash and cash equivalents	12,226,000,000	15,411,000,000			15,629,000,000		kr 17,158,000,000
Undrawn committed credit facility	11,531,000,000	11,578,000,000			11,574,000,000
Undrawn bridge facility	5,577,000,000	0			0
Borrowings	(576,000,000)	(595,000,000)			(506,000,000)
Financial reserves	28,758,000,000	26,394,000,000			kr 26,697,000,000
Disclosure of detailed information about borrowings [line items]
Bank loan classified as financing activities	576,000,000	595,000,000
Bank loan classified as cash and cash equivalents	531,000,000	kr 64,000,000
Bridge Facility | €			€ 1,500,000,000
Drawn Bridge Facility	5,577,000,000		750,000,000
Undrawn Bridge Facility	kr 5,577,000,000		750,000,000
EUR Undrawn committed credit facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity | €			€ 1,550,000,000	€ 1,550,000,000		€ 1,550,000,000